Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in plan assets:
Plan assets at fair value at end of year	$ 2,763	$ 2,693
Pension [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	3,483	3,182
Service cost	27	23	25
Interest cost	126	143	159
Plan participants' contributions	3	4
Actuarial (gain) loss	(45)	259
Gross benefits paid	(195)	(195)
Currency translation adjustments and other	42	67
Actuarial present value of benefit obligation at end of year	3,441	3,483	3,182
Change in plan assets:
Plan assets at fair value at beginning of year	2,602	2,389
Actual return on plan assets	176	221
Employer contributions	54	119
Plan participants' contributions	3	4
Gross benefits paid	(182)	(181)
Currency translation adjustments and other	12	50
Plan assets at fair value at end of year	2,665	2,602	2,389
Funded status:	(776)	(881)
Health Care [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	1,212	1,180
Service cost	9	9	9
Interest cost	45	52	58
Plan participants' contributions	6	6
Actuarial (gain) loss	(72)	41
Gross benefits paid	(79)	(81)
Currency translation adjustments and other	(4)	5
Actuarial present value of benefit obligation at end of year	1,117	1,212	1,180
Change in plan assets:
Plan assets at fair value at beginning of year	91	81
Actual return on plan assets	10	12
Employer contributions	70	69
Plan participants' contributions	6	6
Gross benefits paid	(78)	(79)
Currency translation adjustments and other	(1)	2
Plan assets at fair value at end of year	98	91	81
Funded status:	(1,019)	(1,121)
Other [Member]
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	552	478
Service cost	16	12	16
Interest cost	12	15	14
Actuarial (gain) loss	4	61
Gross benefits paid	(43)	(38)
Currency translation adjustments and other	24	24
Actuarial present value of benefit obligation at end of year	565	552	478
Change in plan assets:
Funded status:	$ (565)	$ (552)